Offerings - Offering: 1	Jun. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	30.94
Maximum Aggregate Offering Price	$ 15,470,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,136.41
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Hanmi Financial Corporation 2026 Employee Stock Purchase Plan as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of Hanmi Financial Corporation pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act")). Estimated solely for the purpose of computing the registration fee pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, based on the average of the high and low prices of the common stock of Hanmi Financial Corporation on June 17, 2026, as reported on the Nasdaq Stock Market LLC.